Pay vs Performance Disclosure	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 15, 2024	May 01, 2024	Jan. 29, 2024	May 03, 2025	May 02, 2026 USD ($) Companies	May 03, 2025 USD ($)	Apr. 27, 2024 USD ($)	Apr. 29, 2023 USD ($)	Apr. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by SEC rules, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to our named executive officers in the table below, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The “compensation actually paid” data reflected in the table below may not reflect amounts actually realized by our named executive officers.
For information concerning the decisions made by our Compensation Committee with respect to compensation for the named executive officers for each fiscal year, please see the Compensation Discussion and Analysis sections of this proxy statement and the proxy statements for the other fiscal years covered in the table below. A significant portion of “compensation actually paid” amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. The ultimate values actually realized by our named executive officers from unvested equity awards will not be determined until the awards fully vest.

Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	SCT Total for Interim PEO ($)	Compensation Actually Paid for Interim PEO	SCT Total for Former PEO #1 ($)(1)	Compensation Actually Paid to Former PEO #1 ($)(2)	SCT Total for Former PEO #2 ($)(1)	Compensation Actually Paid to Former PEO #2 ($)(2)	Average SCT Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ In Million)(6)	Pre-Tax Income ($ In Million)(7)
											Total Shareholder Return($)(4)	Peer Group Total Shareholder Return ($)(5)
2026	8,090,756	10,006,757	—	—	—	—	—	—	1,984,336	2,332,296	22	304	(35.7)	(10.7)
2025	5,739,219	3,286,285	718,609	718,609	677,365	(1,093,032)	—	—	1,200,082	984,535	17	128	(62.6)	(50.1)
2024	—	—	—	—	4,017,227	2,662,627	2,206,047	(5,346,078)	807,926	228,210	29	125	(123.3)	(128.1)
2023	—	—	—	—	—	—	3,088,086	1,730,586	1,213,051	960,800	94	100	77.1	90.1
2022	—	—	—	—	—	—	2,297,776	2,177,776	933,371	907,572	101	96	102.2	118.5

(1)
Mr. Avula (Former PEO #1 in the table) was appointed CEO on January 29, 2024, and held that position through May 1, 2024. Mr. Duda (Former PEO #2 in the table) was the CEO from the start of fiscal 2021 through January 29, 2024. Mr. Nystrom served as Interim CEO from May 5, 2024 through Mr. DeGaynor’s appointment on July 15, 2024. These amounts reflect the total compensation reported for Messrs. DeGaynor, Nystrom, Avula or Duda, as applicable, in the “Total” column of the Summary Compensation Table for the relevant fiscal year.

(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. DeGaynor and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal 2026.

	PEO ($)	Average of other NEOs ($)
Summary Compensation Table Total	8,090,756	1,984,336
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	4,456,045	664,358
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	6,249,764	931,787
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	0	0
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	105,268	61,685
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	17,014	18,847
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	0	0
Compensation Actually Paid	10,006,757	2,332,296

(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding PEOs) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2026 – Ms. Kowalchik, Mr. Ullrich, Mr. Erwin and Ms. Vyverberg; fiscal 2025 – Ms. Kowalchik, Mr. Ullrich, Mr. Erwin, Ms. Vyverberg, Mr. Rawden, Mr. Tsoumas and Ms. Barry; fiscal 2024 – Mr. Tsoumas, Ms. Barry, Mr. Martin and Mr. Shetty; fiscal 2023 – Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 – Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.
(4)	Total Shareholder Return (TSR) assumes that $100 was invested in the Company’s common stock beginning on May 2, 2021 and that all dividends and distributions were reinvested on a quarterly basis.
(5)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Compensation Discussion and Analysis – Market Benchmarking and Positioning of Fiscal 2026 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

(6)	Reflects “Net income” or “Net loss” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the applicable fiscal years.
(7)
Pre-tax income was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed Pre-Tax Income reconciliation for our fiscal year 2026 can be found in our fourth quarter fiscal 2026 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on June 24, 2026.

Company Selected Measure Name					Pre-tax income
Named Executive Officers, Footnote
(1)
Mr. Avula (Former PEO #1 in the table) was appointed CEO on January 29, 2024, and held that position through May 1, 2024. Mr. Duda (Former PEO #2 in the table) was the CEO from the start of fiscal 2021 through January 29, 2024. Mr. Nystrom served as Interim CEO from May 5, 2024 through Mr. DeGaynor’s appointment on July 15, 2024. These amounts reflect the total compensation reported for Messrs. DeGaynor, Nystrom, Avula or Duda, as applicable, in the “Total” column of the Summary Compensation Table for the relevant fiscal year.

(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding PEOs) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2026 – Ms. Kowalchik, Mr. Ullrich, Mr. Erwin and Ms. Vyverberg; fiscal 2025 – Ms. Kowalchik, Mr. Ullrich, Mr. Erwin, Ms. Vyverberg, Mr. Rawden, Mr. Tsoumas and Ms. Barry; fiscal 2024 – Mr. Tsoumas, Ms. Barry, Mr. Martin and Mr. Shetty; fiscal 2023 – Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 – Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.

Peer Group Issuers, Footnote
(5)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Compensation Discussion and Analysis – Market Benchmarking and Positioning of Fiscal 2026 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

Adjustment To PEO Compensation, Footnote
(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. DeGaynor and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal 2026.

	PEO ($)	Average of other NEOs ($)
Summary Compensation Table Total	8,090,756	1,984,336
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	4,456,045	664,358
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	6,249,764	931,787
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	0	0
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	105,268	61,685
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	17,014	18,847
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	0	0
Compensation Actually Paid	10,006,757	2,332,296

Non-PEO NEO Average Total Compensation Amount					$ 1,984,336	$ 1,200,082	$ 807,926	$ 1,213,051	$ 933,371
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,332,296	984,535	228,210	960,800	907,572
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. DeGaynor and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal 2026.

	PEO ($)	Average of other NEOs ($)
Summary Compensation Table Total	8,090,756	1,984,336
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	4,456,045	664,358
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	6,249,764	931,787
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	0	0
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	105,268	61,685
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	17,014	18,847
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	0	0
Compensation Actually Paid	10,006,757	2,332,296

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures. The four items listed below are the most important financial performance measures we used in fiscal 2026 to determine compensation for our named executive officers, as further described above in the Compensation Discussion and Analysis section under “Key Components of Fiscal 2026 Compensation.”
•	Pre-tax income
•	Free cash flow
•	Return on invested capital
•	Total shareholder return

Total Shareholder Return Amount					$ 22	17	29	94	101
Peer Group Total Shareholder Return Amount					304	128	125	100	96
Net Income (Loss)					$ (35,700,000)	$ (62,600,000)	$ (123,300,000)	$ 77,100,000	$ 102,200,000
Company Selected Measure Amount					(10,700,000)	(50,100,000)	(128,100,000)	90,100,000	118,500,000
PEO Name	Mr. Nystrom	Mr. Avula	Mr. Duda	Mr. DeGaynor’s	Mr. DeGaynor’s			Mr. Duda	Mr. Duda
Number of peer companies in peer group | Companies					15
Measure:: 1
Pay vs Performance Disclosure
Name					Pre-tax income
Non-GAAP Measure Description
(7)
Pre-tax income was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed Pre-Tax Income reconciliation for our fiscal year 2026 can be found in our fourth quarter fiscal 2026 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on June 24, 2026.

Measure:: 2
Pay vs Performance Disclosure
Name					Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name					Return on invested capital
Measure:: 4
Pay vs Performance Disclosure
Name					Total shareholder return
Mr. DeGaynor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,090,756	$ 5,739,219	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount					10,006,757	3,286,285	0	0	0
Mr. Nystrom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	718,609	0	0	0
PEO Actually Paid Compensation Amount					0	718,609	0	0	0
Mr. Avula [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	677,365	4,017,227	0	0
PEO Actually Paid Compensation Amount					0	(1,093,032)	2,662,627	0	0
Mr. Duda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	2,206,047	3,088,086	2,297,776
PEO Actually Paid Compensation Amount					0	$ 0	$ (5,346,078)	$ 1,730,586	$ 2,177,776
PEO | Mr. DeGaynor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,456,045)
PEO | Mr. DeGaynor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,249,764
PEO | Mr. DeGaynor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					105,268
PEO | Mr. DeGaynor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. DeGaynor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,014
PEO | Mr. DeGaynor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(664,358)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					931,787
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					61,685
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					18,847
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0